Manufacturing in collaboration with JAC	12 Months Ended
Dec. 31, 2018
Manufacturing In Collaboration With Jac [Abstract]
Manufacturing in collaboration with JAC

16. Manufacturing in collaboration with JAC

The Group entered into an arrangement with JAC for the manufacture of the ES8 for five years in May 2016. Pursuant to the arrangement, JAC will build up a new manufacturing plant (“Hefei Manufacturing Plant”) and is responsible for the equipment used on the product line while NIO is responsible for the tooling. For each vehicle produced the Group will pay processing fee to JAC on a per-vehicle basis monthly for the first three years on the basis that NIO will provide all the raw materials to JAC. In addition, for the first 36 months after agreed time of start of production, which is April 2018, the Group will compensate JAC operating losses incurred in Hefei Manufacturing Plant. For the years ended December 31, 2016, 2017 and 2018, JAC charged the Group nil, nil and RMB126,425, respectively, based on the actual losses incurred in Hefei Manufacturing Plant during the same periods, which was recorded into cost of sales.